Document and Entity Information	Apr. 28, 2020
Cover [Abstract]
Entity Registrant Name	WILLIAMS COMPANIES, INC.
Amendment Flag	false
Entity Central Index Key	0000107263
Document Type	8-K
Document Period End Date	Apr. 28, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-4174
Entity Tax Identification Number	73-0569878
Entity Address, Address Line One	One Williams Center
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74172
City Area Code	(918)
Local Phone Number	573-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, $1.00 par value
Trading Symbol	WMB
Security Exchange Name	NYSE